UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	05-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

May 31, 2010

California High-Yield Municipal – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.6%
CALIFORNIA — 94.1%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Branson School), VRDN, 2.75%, 6/3/10 (LOC: Allied Irish Bank plc)(1)	$ 8,000,000	$ 8,000,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Ecole Bilingue De Berkeley), VRDN, 0.30%, 6/3/10 (LOC: Bank of the West)(1)	2,200,000	2,200,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp Healthcare), 6.25%, 8/1/39(1)	1,800,000	1,976,310
ABC Unified School District GO, Series 2000 B, 6.14%, 8/1/21 (NATL/FGIC)(1)(2)	1,000,000	550,600
Adelanto Public Utility Auth. Rev., Series 2009 A, 6.75%, 7/1/39	5,225,000	5,392,775
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,715,079
Anaheim Public Financing Auth. Lease Rev., Series 1997 A, (Public Improvements), 6.00%, 9/1/24 (AGM)(1)	1,200,000	1,375,788
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,683,841
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,215,652
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	779,213
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	3,260,840
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,140,209
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,031,698
Berryessa Union School District GO, Series 2000 A, 6.18%, 8/1/21 (AGM)(1)(2)	1,190,000	671,826
Berryessa Union School District GO, Series 2000 A, 6.05%, 8/1/22 (AGM)(1)(2)	1,220,000	637,548
Berryessa Union School District GO, Series 2000 A, 6.06%, 8/1/23 (AGM)(1)(2)	1,000,000	489,770
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	4,500,000	4,921,155
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	4,725,000	5,299,654
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	4,200,000	4,675,818
California Department of Water Resources Water System Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/23(1)	2,500,000	2,802,000
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	6,000,000	6,817,980
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(3)	1,505,000	1,661,731
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	1,400,000	1,582,896
California GO, 5.25%, 10/1/29(1)	5,000,000	5,163,650
California GO, 5.25%, 3/1/38(1)	6,000,000	6,010,860
California GO, 6.00%, 4/1/38(1)	5,000,000	5,457,900
California GO, 5.50%, 3/1/40(1)	1,500,000	1,542,060
California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 7.15%, 10/1/12 (Ambac-TCRS)(1)(2)	4,000,000	3,837,400
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20(1)	1,500,000	1,654,815
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16(1)	5,000,000	5,696,900
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	3,700,000	3,787,061

California High-Yield Municipal – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	$ 1,000,000	$ 1,142,230
California Health Facilities Financing Auth. Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25(1)	2,000,000	2,119,000
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	4,300,000	4,640,173
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	3,000,000	3,195,480
California Mobilehome Park Financing Auth. Rev., Series 2000 B, (Union City Tropics), 7.30%, 8/15/10, Prerefunded at 102% of Par(3)	4,410,000	4,560,425
California Mobilehome Park Financing Auth. Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,824,742
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	6,345,000	6,356,865
California Mobilehome Park Financing Auth. Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,659,500
California Municipal Finance Auth. Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,037,070
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,345,426
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)(1)	2,000,000	2,186,980
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	2,061,020
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35(1)	1,250,000	1,297,537
California State Department of Water Resources Rev., Series 2009 AF, (Water System), 5.00%, 12/1/32(1)	1,000,000	1,068,910
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(1)(3)	2,455,000	2,788,414
California State University Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL)(1)	10,000,000	10,257,300
California State University Rev., Series 2009 A, (Systemwide Financing Program), 5.25%, 11/1/38(1)	3,000,000	3,139,080
California Statewide Communities Development Auth. COP, (Sonoma County Indian Health), 6.40%, 9/1/29(1)	2,290,000	2,294,351
California Statewide Communities Development Auth. Rev., (Drew School), 5.30%, 10/1/37	1,070,000	838,891
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.125%, 7/1/39(1)	625,000	615,212
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,117,275
California Statewide Communities Development Auth. Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	2,500,000	2,728,750
California Statewide Communities Development Auth. Rev., (Thomas Jefferson School of Law), 7.75%, 10/1/11, Prerefunded at 101% of Par(1)(3)	1,885,000	2,063,359
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	4,000,000	4,029,040
California Statewide Communities Development Auth. Rev., Series 2006 A, (John Muir Health), 5.00%, 8/15/34(1)	2,000,000	1,947,800
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	5,853,750
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(4)	3,400,000	3,046,910
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.125%, 7/15/31	2,000,000	1,729,500
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19(1)	5,000,000	5,440,100

California High-Yield Municipal – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	$ 6,250,000	$ 6,141,688
Carmel Unified School District GO, 5.50%, 8/1/10 (NATL)(1)(3)	1,000,000	1,019,070
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36(1)	2,000,000	2,249,340
Chino Valley Unified School District COP, Series 2001 A, 5.375%, 9/1/20 (AGM)(1)	1,700,000	1,750,286
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,639,672
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34(1)	1,000,000	1,110,290
Clovis Public Financing Auth. Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)(1)	1,780,000	1,851,111
Corcoran COP, 8.75%, 6/1/16(4)	405,000	482,290
Corona Department of Water & Power COP, 5.00%, 9/1/35 (NATL)(1)	2,000,000	2,002,600
Duarte Unified School District GO, Series 1999 B, 6.08%, 11/1/23 (AGM)(1)(2)	1,150,000	555,301
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/33(1)	4,500,000	4,660,290
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,336,300
Folsom Community Facilities District No. 7 Special Tax Rev., 5.75%, 9/1/14	2,450,000	2,481,140
Folsom Community Facilities District No. 10 Special Tax Rev., 7.00%, 9/1/24	2,610,000	2,624,851
Folsom Community Facilities District No. 14 Special Tax Rev., 6.30%, 9/1/11, Prerefunded at 102% of Par(3)	6,500,000	7,070,180
Foothill-De Anza Community College District GO, 6.16%, 8/1/21 (NATL)(1)(2)	3,000,000	1,850,220
Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	3,000,000	3,004,650
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	5,039,500
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	8,500,000	5,605,835
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	9,500,000	6,966,065
Hawaiian Gardens COP, Series 2000 A, 8.00%, 6/1/10, Prerefunded at 102% of Par(3)	2,845,000	2,903,522
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,345,835
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/35	1,510,000	1,290,431
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)(1)	3,000,000	2,799,330
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)(1)	2,025,000	1,832,078
Highland Community Facilities District No. 2001-1 Special Tax Rev., 6.45%, 9/1/28	2,000,000	2,000,520
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	5,000,000	5,089,900
Independent Cities Lease Finance Auth. Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,097,704
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	439,800
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,013,576
Independent Cities Lease Finance Auth. Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,127,920
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	1,000,000	1,035,110

California High-Yield Municipal – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	$ 2,000,000	$ 2,188,520
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Rosetta Canyon Improvement Area No. 1), 5.25%, 9/1/35	1,225,000	1,020,290
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2006 A, (Rosetta Canyon Improvement Area No. 2), 5.25%, 9/1/37	5,000,000	4,028,200
Lake Elsinore Community Facilities District No. 2005-1 Special Tax Rev., Series 2006 A, (Serenity), 5.35%, 9/1/36	1,100,000	926,772
Lake Elsinore Community Facilities District No. 2005-2 Special Tax Rev., Series 2005 A, (Alverhill Ranch Improvement Area A), 5.45%, 9/1/36	5,000,000	4,170,850
Lake Elsinore Community Facilities District No. 2006-2 Special Tax Rev., Series 2006 A, (Viscaya), 5.40%, 9/1/36	2,020,000	1,715,283
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	1,926,008
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(3)	1,775,000	2,082,057
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27(1)	2,000,000	2,121,000
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,310,144
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25(1)	2,000,000	2,160,540
Manteca Unified School District GO, (Election of 2004), 4.92%, 8/1/30 (NATL)(1)(2)	5,455,000	1,530,455
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	1,150,000	1,222,910
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	1,480,000	1,485,476
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39(1)	3,000,000	3,290,670
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27(1)	2,000,000	2,279,680
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	3,873,040
Murrieta Community Facilities District No. 2000-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,801,152
Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	4,100,000	4,006,151
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29(1)	2,500,000	2,663,075
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25(1)	3,500,000	3,460,695
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,590,000	2,478,423
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL)(1)	3,000,000	3,236,340
Palmdale Water District COP, 5.00%, 10/1/34 (NATL/FGIC)(1)	2,950,000	2,821,793
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,250,000	4,578,100
Palomar Pomerado Health Care District COP, (Indian Health Council, Inc.), 6.25%, 10/1/29(1)	2,410,000	2,369,970
Perris Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Improvement Area No. 2), 5.30%, 9/1/35	1,365,000	1,103,166
Perris Public Financing Auth. Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	2,802,345
Perris Public Financing Auth. Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	2,786,159
Perris Public Financing Auth. Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,210,000	2,093,688
Pleasant Valley School District-Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL)(1)	4,835,000	5,287,604

California High-Yield Municipal – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	$ 4,000,000	$ 4,369,960
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.375%, 9/1/37	3,000,000	2,514,600
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.50%, 9/1/37	2,000,000	1,709,820
Rancho Cordova Community Facilities District No. 2004-1 Special Tax Rev., (Sunridge Park Area), 6.125%, 9/1/37	10,000,000	8,680,200
Riverside County COP, 5.75%, 11/1/31 (NATL)(1)	2,365,000	2,512,221
Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	1,875,000	1,861,912
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,707,540
Riverside Unified School District Special Tax Rev., Series 2000 A, (Community Facilities District No. 7), 7.00%, 9/1/10, Prerefunded at 102% of Par(3)	4,765,000	4,941,067
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	873,430
Rohnert Park Finance Auth. Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	4,315,000	4,317,762
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	5,000,000	4,164,800
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,458,274
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35(1)	4,000,000	4,360,520
Sacramento County Community Facilities District No. 1 Special Tax Rev., (Elliot Ranch), 6.30%, 9/1/21	1,500,000	1,502,190
Sacramento County COP, 5.75%, 2/1/30(1)	3,000,000	3,024,090
Sacramento Municipal Utilities District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)(1)	4,000,000	4,400,560
Sacramento Special Tax Rev., (North Natomas Community Facilities District No. 1), 6.30%, 9/1/26	4,000,000	4,015,080
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (NATL)(1)	1,975,000	2,027,890
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment Project), 7.00%, 11/1/39(1)	3,000,000	3,265,200
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26(1)	3,000,000	3,208,290
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Moscone), 7.05%, 7/1/13(1)(2)	1,250,000	1,187,350
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39(1)	2,000,000	2,142,940
San Marcos Public Facilities Auth. Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	2,790,000	2,648,156
Santa Barbara County Water Rev. COP, 5.50%, 9/1/22 (Ambac)(1)	3,005,000	3,219,707
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36(1)	3,000,000	3,350,430
Shasta Lake Public Finance Auth. Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(1)(3)	7,755,000	9,066,293
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,124,878
Southern California Public Power Auth. Rev., (Multi-Projects), 6.75%, 7/1/10 (AGM-CR)(1)	500,000	502,910
Southern California Public Power Auth. Rev., (Transmission), 6.35%, 7/1/14 (NATL-IBC)(1)(2)	2,400,000	2,153,184
Southern California Public Power Auth. Rev., (Transmission), 6.35%, 7/1/15 (NATL-IBC)(1)(2)	1,250,000	1,069,900
Southern California Public Power Auth. Rev., Series 2008 A, (Transmission), 5.00%, 7/1/22(1)	5,750,000	6,272,617

California High-Yield Municipal – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(1)(3)	$ 4,195,000	$ 4,789,851
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,525,545
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/22 (NATL/FGIC)(1)(2)	2,690,000	1,366,332
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/23 (NATL/FGIC)(1)(2)	2,220,000	1,054,367
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	2,564,326
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.875%, 1/1/29(1)	2,000,000	2,200,060
Turlock Health Facility COP, Series 2007 B, (Emanuel Medical Center, Inc.), 5.50%, 10/15/37(1)	2,000,000	1,775,760
Turlock Irrigation District Rev., Series 2010 A, 5.00%, 1/1/40(5)	3,485,000	3,551,354
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	5,000,000	4,752,750
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,277,601
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30(1)	1,000,000	1,013,040
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	1,500,000	1,525,110
University of California Rev., Series 2009 O, 5.25%, 5/15/39(1)	1,300,000	1,398,553
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,203,175
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,239,406
Vallejo Water Rev., Series 2005 A, VRDN, 0.26%, 6/2/10 (LOC: JPMorgan Chase Bank)(1)	1,450,000	1,450,000
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	1,600,000	1,700,448
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	8,000,000	8,416,800
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,469,935
Westlands Water District COP, Series 2005 A, 5.00%, 9/1/25 (NATL)(1)	2,080,000	2,136,514
Yosemite Community College District GO, (Election of 2004), 4.33%, 8/1/16 (AGM)(1)(2)	3,545,000	2,829,371
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	1,970,383
Yuba City Redevelopment Agency Tax Allocation Rev., 6.00%, 9/1/31	2,000,000	1,698,320
Yuba City Unified School District GO, 6.05%, 3/1/25 (NATL/FGIC)(1)(2)	1,500,000	603,960
		505,821,812
GUAM — 0.7%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	3,300,000	3,547,137
PUERTO RICO — 3.2%
Puerto Rico Electric Power Auth. Rev., Series 2007 UU, VRN, 0.90%, 7/1/10 resets quarterly at 67% of the 3-month LIBOR plus 0.70% with no caps(1)	7,800,000	5,557,500
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30(1)	1,145,000	1,163,423
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	2,500,000	2,640,725
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39(1)	2,000,000	2,122,080
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.16%, 8/2/10 resets quarterly at 67% of the 3-month LIBOR plus 0.93% with no caps(1)	10,000,000	5,975,000
		17,458,728
U.S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,236,340

California High-Yield Municipal – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Virgin Islands Public Finance Auth. Rev., Series 2009 A1, (Senior Lien/Capital Projects), 5.00%, 10/1/29(1)	$ 1,000,000	$ 1,012,600
		3,248,940
TOTAL INVESTMENT SECURITIES — 98.6%
(Cost $532,809,852)		530,076,617
OTHER ASSETS AND LIABILITIES — 1.4%		7,689,181
TOTAL NET ASSETS — 100.0%		$537,765,798

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
151	U.S. Long Bond	September 2010	$18,521,094	$(165,522)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
478	U.S. Treasury 2-Year Notes	September 2010	$104,271,219	$(128,039)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	Ambac Assurance Corporation
Ambac-TCRS	-	Ambac Assurance Corporation - Transferrable Custodial Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and futures contracts. At the period end, the aggregate value of securities pledged was $126,344,000.
(2)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,529,200, which represented 0.7% of total net assets.

(5)	When-issued security.

California High-Yield Municipal – Schedule of Investments

MAY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and ask prices. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of May 31, 2010, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional details on the fund's portfolio holdings.

3. Federal Tax Information

As of May 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$532,809,852
Gross tax appreciation of investments	$ 20,404,150
Gross tax depreciation of investments	(23,137,385)
Net tax appreciation (depreciation) of investments	$ (2,733,235)

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

May 31, 2010

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.1%
CALIFORNIA — 95.5%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.26%, 6/1/10 (LOC: LaSalle Bank N.A.)	$ 1,600,000	$ 1,600,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39(1)	2,200,000	2,415,490
Adelanto Public Utility Auth. Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	519,450
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/39(1)	4,000,000	4,186,880
Antioch Public Financing Auth. Lease Rev., Series 2002 A, (Municipal Facilities), 5.50%, 1/1/32 (NATL)(1)	5,235,000	5,322,477
Antioch Public Financing Auth. Lease Rev., Series 2002 B, (Municipal Facilities), 5.625%, 1/1/27 (NATL)(1)	4,005,000	4,074,847
Avenal Public Financing Auth. Rev., 5.00%, 9/1/25(1)	1,395,000	1,255,807
Banning COP, (Wastewater System Refunding & Improvement), 8.00%, 1/1/19 (Ambac)(1)(2)	365,000	454,086
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	2,135,000	2,194,801
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	6,250,000	6,831,562
Berryessa Union School District GO, Series 2001 B, (Election of 1999), 5.375%, 8/1/11, Prerefunded at 101% of Par (AGM)(1)(2)	1,205,000	1,287,603
Big Bear Lake Water Rev., 6.00%, 4/1/22 (NATL)(1)	3,500,000	4,034,030
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46(1)	5,000,000	3,337,400
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.50%, 5/1/14 (Ambac)(1)	3,480,000	3,816,655
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	1,450,000	1,644,778
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	1,425,000	1,598,309
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	1,275,000	1,419,445
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16(1)	1,700,000	1,931,523
California Educational Facilities Auth. Rev., (University of Pacific), 5.25%, 5/1/34(1)	2,000,000	2,036,220
California Educational Facilities Auth. Rev., (University of Santa Clara), 5.625%, 4/1/37	5,000,000	5,378,150
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(2)	1,920,000	2,153,760
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/29(1)	1,220,000	1,186,023
California Educational Facilities Auth. Rev., Series 2005 A, (Occidental College), 5.00%, 10/1/33 (NATL)	1,070,000	1,079,908
California Educational Facilities Auth. Rev., Series 2007 A, (Claremont Graduate University), 5.00%, 3/1/42(1)	3,000,000	2,910,600
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	3,953,000	4,166,264
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRDN, 1.09%, 6/2/10	3,000,000	3,000,000
California GO, 5.00%, 4/1/26(1)	3,000,000	3,076,080
California GO, 5.75%, 4/1/28(1)	2,000,000	2,172,980
California GO, 5.00%, 6/1/32(1)	6,600,000	6,496,116
California GO, 5.00%, 11/1/32(1)	9,500,000	9,348,665
California GO, 6.50%, 4/1/33(1)	5,000,000	5,664,750

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

California GO, 5.00%, 4/1/38(1)	$ 5,000,000	$ 4,839,100
California GO, 6.00%, 4/1/38(1)	5,000,000	5,457,900
California GO, 6.00%, 11/1/39(1)	5,000,000	5,482,150
California GO, 5.50%, 3/1/40(1)	1,500,000	1,542,060
California Health Facilities Financing Auth. Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(1)(2)	7,165,000	8,906,310
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,142,230
California Health Facilities Financing Auth. Rev., Series 2008 J, (Catholic Healthcare West), 5.625%, 7/1/32(1)	5,000,000	5,147,750
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	3,400,000	3,668,974
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	5,000,000	5,325,800
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	3,750,000	3,921,712
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	3,000,000	3,140,310
California Health Facilities Financing Auth. Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39(1)	1,000,000	1,052,900
California Infrastructure & Economic Development Bank Rev., (Performing Arts Center of Los Angeles County), 5.00%, 12/1/37(1)	1,000,000	963,820
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,345,426
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)(1)	4,000,000	4,085,000
California Public Works Board Lease Rev., Series 2006 E, (University of California Research), 5.00%, 10/1/31(1)	1,335,000	1,355,199
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	2,061,020
California Public Works Board Lease Rev., Series 2009 H, (Department of Corrections and Rehabilitation), 5.75%, 11/1/29(1)	2,435,000	2,528,163
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35(1)	200,000	207,606
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.125%, 7/1/39(1)	625,000	615,213
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	3,600,000	3,919,932
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	1,500,000	1,548,555
California Statewide Communities Development Auth. Rev., Series 1998 A, (Sherman Oaks), 5.00%, 8/1/22 (Ambac/California Mortgage Insurance)(1)	5,500,000	5,540,590
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	5,000,000	5,036,300
California Statewide Communities Development Auth. Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(1)(2)	1,000,000	1,108,900
California Statewide Communities Development Auth. Rev., Series 2006 B, (Kaiser Permanente), 5.25%, 3/1/45(1)	5,000,000	4,936,600
California Statewide Communities Development Auth. Rev., Series 2008 C, (Catholic Healthcare West), 5.625%, 7/1/35(1)	3,000,000	3,119,340
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(1)	2,500,000	2,719,150
California University Systemwide Rev., Series 2007 A, 5.00%, 11/1/24 (AGM)(1)	5,000,000	5,372,550
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	2,200,000	2,315,148
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)(1)	5,695,000	5,765,504

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Carlsbad Unified School District GO, Series 2007 A, (Election of 2006), 5.25%, 8/1/32 (NATL)(1)	$ 1,125,000	$ 1,201,770
Castaic Lake Water Agency COP, Series 1994 A, (Water System Improvement), 7.00%, 8/1/12 (NATL)(1)	1,520,000	1,706,367
Coalinga Public Financing Auth. Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)(1)	1,320,000	1,513,103
Concord Joint Powers Financing Auth. Lease Rev., (Police Facilities), 5.25%, 8/1/13(1)	1,810,000	1,929,551
Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)(1)	1,205,000	1,284,807
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)(1)	2,225,000	2,450,637
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.25%, 6/1/13, Prerefunded at 100% of Par(1)(2)	1,190,000	1,326,529
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	4,375,000	2,885,356
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	10,000,000	7,332,700
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.86%, 9/1/29(1)(3)	4,705,000	1,800,651
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.87%, 9/1/30(1)(3)	5,010,000	1,784,211
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.88%, 9/1/31(1)(3)	5,335,000	1,777,302
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (AGM-CR)(NATL)(1)(3)	6,880,000	1,998,227
Huntington Beach Union High School District GO, (Election of 2004), 5.00%, 8/1/31 (NATL)(1)(3)	5,000,000	1,383,650
Kern High School District GO, 7.15%, 8/1/14 (NATL)(1)(2)	1,815,000	2,248,331
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL)(1)(2)	1,340,000	1,563,190
Kern High School District GO, Series 2004 B, (Election of 2004), 7.00%, 8/1/17(1)	3,630,000	4,661,719
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 5.60%, 2/1/34(1)	1,250,000	1,217,912
Lodi Unified School District COP, Series 2005 A, (Aspire), 5.00%, 8/1/32 (FGIC)(NATL)(1)	2,140,000	2,141,455
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21(1)	4,370,000	4,930,802
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	4,000,000	4,233,400
Los Angeles Department of Water & Power Waterworks Rev., Series 2007 A2, 5.00%, 7/1/44 (Ambac)(1)	9,900,000	10,151,955
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	5,732,600
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	2,000,000	2,086,000
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 6.37%, 9/1/29(1)(3)	5,905,000	1,919,834
Metropolitan Water District of Southern California Rev., 5.75%, 8/10/18(1)	8,000,000	9,443,440
Metropolitan Water District of Southern California Rev., Series 2009 B, 5.00%, 7/1/30(1)	4,000,000	4,326,000
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	1,150,000	1,222,910
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34(1)	2,500,000	2,689,825
M-S-R Public Power Agency Rev., Series 1989 D, (San Juan), 6.75%, 7/1/20 (NATL)(1)(2)	8,145,000	9,959,869
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)(1)	1,000,000	1,653,240
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,000,000	1,084,950

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)(1)	$ 4,160,000	$ 4,239,082
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 5.00%, 9/2/26	850,000	773,950
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/22 (NATL)(1)	3,100,000	3,468,621
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,750,000	1,885,100
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(4)	1,670,000	1,039,709
Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18(1)	1,895,000	2,203,506
Pico Rivera Water Auth. Rev., Series 1999 A, (Water System), 5.50%, 5/1/29 (NATL)(1)	2,500,000	2,699,975
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL)(1)	1,000,000	1,192,420
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL)(1)	1,000,000	1,111,080
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	1,070,000	1,168,964
Riverside Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Housing Set-Aside), 5.00%, 8/1/28 (FGIC)(NATL)(1)	1,280,000	1,197,171
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29(1)	1,000,000	1,086,140
Saddleback Valley Unified School District Public Financing Auth. Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)(1)	1,000,000	1,168,100
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,800,000	2,037,006
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(1)(4)	7,400,000	4,418,614
San Diego County COP Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)(1)	5,300,000	5,461,756
San Diego County Water Financing Agency Auth. Rev., Series 2010 A, 5.00%, 5/1/24(1)	5,000,000	5,518,550
San Diego Public Facilities Financing Auth. Sewer Rev., Series 2009 A, 5.25%, 5/15/34(1)	2,000,000	2,135,460
San Diego Public Facilities Financing Auth. Sewer Rev., Series 2010 A, 5.25%, 5/15/25(1)	2,000,000	2,222,860
San Francisco City and County Airports Commission Rev., Series 2009 D, VRDN, 2.25%, 12/4/12(1)	1,500,000	1,520,535
San Francisco City and County Airports Commission Rev., Series 2009 E, 5.25%, 5/1/23(1)	2,000,000	2,199,120
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,195,927
San Mateo County Joint Powers Financing Auth. Lease Rev., (Capital Projects Program), 6.50%, 7/1/15 (NATL)(1)	3,000,000	3,492,420
San Mateo County Joint Powers Financing Auth. Lease Rev., (Capital Projects Program), 6.00%, 7/1/19 (NATL)(1)	4,000,000	4,611,160
Santa Margarita-Dana Point Auth. Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL)(1)	2,000,000	2,350,520
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/25(1)	2,470,000	2,357,689
South Coast Air Quality Management District Building Corp. Rev., (Installment Sale Headquarters), 6.00%, 8/1/11 (Ambac)(1)	2,500,000	2,544,425
South Orange County Public Financing Auth. Special Tax Rev., Series 1994 A, (Senior Lien), 7.00%, 9/1/11 (NATL)(1)	2,000,000	2,136,540
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/12 (AGM-CR)(1)	7,315,000	8,155,859
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)(1)	3,730,000	4,336,610
Taft Public Financing Auth. Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17(1)	2,000,000	2,003,660
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,200,000	1,298,820
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18(1)	1,215,000	1,224,307

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/19(1)	$ 1,285,000	$ 1,286,889
Turlock Irrigation District Rev., Series 2010 A, 5.00%, 1/1/40(5)	2,790,000	2,843,122
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	2,000,000	2,033,480
Ukiah Electric Rev., 6.25%, 6/1/18 (NATL)(1)	2,115,000	2,282,212
Vallejo Water Rev., Series 2005 A, VRDN, 0.26%, 6/2/10 (LOC: JPMorgan Chase Bank)(1)	1,160,000	1,160,000
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	5,000,000	5,313,900
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	4,000,000	4,208,400
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	6,000,000	5,701,980
Walnut Valley Unified School District GO, Series 1992 B, 6.00%, 8/1/10 (Ambac)(1)(2)	1,445,000	1,459,450
Watsonville Insured Hospital Rev., Series 1996 A, (Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(1)(2)	1,325,000	1,403,215
Woodland COP, (Wastewater System), 5.75%, 3/1/12 (Ambac)(1)	1,690,000	1,755,369
Woodland Finance Auth. Rev., Series 2009 A, (Second Senior Lien), 5.00%, 3/1/32(1)	3,305,000	3,418,461
		419,730,298
GUAM — 0.2%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	900,000	963,603
PUERTO RICO — 2.5%
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (XLCA)(1)(2)	4,000,000	4,432,800
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 M, 5.00%, 7/1/22(1)	3,220,000	3,281,438
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2005 C, 5.50%, 7/1/23 (Ambac)(1)	2,000,000	2,148,940
University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/12(1)	1,200,000	1,268,352
		11,131,530
U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	3,480,000	3,757,460
TOTAL INVESTMENT SECURITIES — 99.1%
(Cost $415,744,079)		435,582,891
OTHER ASSETS AND LIABILITIES — 0.9%		3,849,534
TOTAL NET ASSETS — 100.0%		$439,432,425

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
386	U.S. Treasury 2-Year Notes	September 2010	$84,202,281	$(103,396)

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	Ambac Assurance Corporation
ARC	-	Auction Rate Certificate
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.
YCC	-	Yield Curve Certificate

(1)	Security, or a portion thereof, has been segregated for when-issued securities, and/or futures contracts. At the period end, the aggregate value of securities pledged was $87,046,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

(5)	When-issued security.

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and ask prices. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of  May 31, 2010, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

3. Federal Tax Information

As of May 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$416,250,446
Gross tax appreciation of investments	$25,218,303
Gross tax depreciation of investments	(5,885,858)
Net tax appreciation (depreciation) of investments	$19,332,445
The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Bond Fund

May 31, 2010

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.3%
CALIFORNIA — 95.9%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Branson School), VRDN, 2.75%, 6/3/10 (LOC: Allied Irish Bank plc)	$ 500,000	$ 500,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Ecole Bilingue De Berkeley), VRDN, 0.30%, 6/3/10 (LOC: Bank of the West)(1)	2,045,000	2,045,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.26%, 6/1/10 (LOC: LaSalle Bank N.A.)	1,200,000	1,200,000
Banning Utility Auth. Rev., (Refunding and Improvement Projects), 5.25%, 11/1/35 (NATL/FGIC)(1)	700,000	707,952
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	5,000,000	5,163,350
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	6,250,000	6,831,563
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.375%, 5/1/12, Prerefunded at 101% of Par (XLCA)(1)(2)	7,000,000	7,710,500
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.50%, 5/1/12(1)	3,750,000	4,083,487
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	1,800,000	1,968,462
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,779,108
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	5,000,000	5,501,950
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	2,850,000	3,196,617
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	28,725,000	31,979,255
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/11, Prerefunded at 100% of Par(1)(2)	15,000	16,129
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/17(1)	1,235,000	1,317,263
California Department of Water Resources Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	2,000,000	2,270,600
California Department of Water Resources Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/24(1)	2,000,000	2,237,360
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/13(1)	2,905,000	3,245,030
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/13 (NATL)(1)	1,645,000	1,837,547
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)(2)	1,130,000	1,312,427
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)	3,870,000	4,397,597
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	5,000,000	5,681,650
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	7,000,000	7,963,970
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22(1)	2,000,000	2,127,680
California Educational Facilities Auth. Rev., (Golden Gate University), 5.50%, 10/1/18(1)	4,000,000	4,004,640
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	563,995
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	780,220
California Educational Facilities Auth. Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,193,960
California Educational Facilities Auth. Rev., (Scripps College), 5.25%, 8/1/11, Prerefunded at 100% of Par(1)(2)	985,000	1,041,273
California Educational Facilities Auth. Rev., (University of the Pacific), 5.00%, 11/1/36	1,045,000	1,037,382

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

California Educational Facilities Auth. Rev., Series 2000 B, (Pooled College & University), 6.625%, 6/1/10, Prerefunded at 101% of Par(1)(2)	$ 275,000	$ 277,888
California Educational Facilities Auth. Rev., Series 2000 B, (Pooled College & University), 6.625%, 6/1/10, Prerefunded at 101% of Par(1)(2)	1,330,000	1,343,965
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24(1)	2,500,000	2,501,775
California Educational Facilities Auth. Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14(1)	5,000,000	5,710,950
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	2,100,000	2,374,344
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	2,952,000	3,111,260
California Educational Facilities Auth. Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,398,702
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRDN, 1.09%, 6/2/10	4,500,000	4,500,000
California GO, 5.25%, 10/1/10, Prerefunded at 100% of Par (FGIC-TCRS)(1)(2)	7,650,000	7,776,378
California GO, 5.50%, 3/1/11 (XLCA-ICR)(1)	1,000,000	1,036,810
California GO, 5.50%, 4/1/12 (NATL)(1)	5,000,000	5,401,850
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(1)(2)	4,000,000	4,549,440
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,709,200
California GO, 5.00%, 10/1/16(1)	2,820,000	3,138,237
California GO, 5.00%, 11/1/16 (Ambac)(1)	1,575,000	1,753,227
California GO, 5.00%, 8/1/18(1)	2,260,000	2,462,089
California GO, 5.25%, 2/1/20(1)	5,000,000	5,381,300
California GO, 5.00%, 3/1/20(1)	1,690,000	1,817,426
California GO, 5.00%, 8/1/20(1)	5,000,000	5,311,750
California GO, 5.25%, 10/1/20(1)	5,000,000	5,502,150
California GO, 5.00%, 3/1/22(1)	5,000,000	5,189,450
California GO, 5.50%, 4/1/24	4,000,000	4,322,200
California GO, 5.00%, 8/1/24(1)	1,260,000	1,299,350
California GO, 5.75%, 4/1/28(1)	5,000,000	5,432,450
California GO, 5.25%, 10/1/29(1)	5,000,000	5,163,650
California GO, 5.75%, 4/1/31(1)	7,710,000	8,220,710
California GO, 6.50%, 4/1/33(1)	5,000,000	5,664,750
California GO, 6.00%, 4/1/38(1)	3,000,000	3,274,740
California Health Facilities Financing Auth. Rev., (NCROC Paradise Valley), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)(1)	1,985,000	2,097,232
California Health Facilities Financing Auth. Rev., Series 1998 A, (Kaiser Permanente), 5.25%, 6/1/11 (AGM)(1)(2)	2,000,000	2,008,100
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17(1)	1,400,000	1,540,574
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17(1)	1,000,000	1,133,970
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(1)	3,335,000	3,587,926
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.00%, 8/15/38(1)	2,520,000	2,452,918
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	1,000,000	1,023,530
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14(1)	500,000	558,095
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24(1)	3,250,000	3,739,222
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,125,000	2,409,814

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

California Health Facilities Financing Auth. Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22(1)	$ 1,000,000	$ 1,045,190
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18(1)	4,980,000	5,392,742
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.40%, 7/1/21(1)	2,500,000	2,716,800
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital), 6.25%, 11/1/29(1)	5,000,000	5,310,450
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	3,750,000	3,921,712
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	3,000,000	3,140,310
California Infrastructure & Economic Development Bank Rev., (UCSF Neurosciences Building), 5.00%, 5/15/22(1)	3,735,000	4,134,234
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20(1)	1,000,000	1,003,460
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(1)(2)	5,000,000	6,020,500
California Infrastructure & Economic Development Bank Rev., Series 2006 A, (California Science Center Phase II), 4.25%, 5/1/13 (NATL/FGIC)(1)	1,075,000	1,115,119
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(1)	2,500,000	2,692,300
California Mobilehome Park Financing Auth. Rev., Series 2000 A, (Union City Tropics), 5.375%, 8/15/10, Prerefunded at 102% of Par (ACA)(1)(2)	1,075,000	1,108,056
California Mobilehome Park Financing Auth. Rev., Series 2006 A, (Union City Tropics), 3.80%, 12/15/11(1)	825,000	828,795
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/23(1)	1,145,000	1,184,457
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/28(1)	2,000,000	2,021,800
California Public Works Board Lease Rev., Series 2005 A, (Department General Services - Butterfield), 5.00%, 6/1/15(1)	1,450,000	1,560,707
California Public Works Board Lease Rev., Series 2006 A, (Various California State University Projects), 5.00%, 10/1/11(1)	2,165,000	2,277,970
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL/FGIC)(1)	2,590,000	2,823,489
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL/FGIC)(1)	1,210,000	1,303,715
California Public Works Board Lease Rev., Series 2009 A, (Department General Services - Buildings 8 & 9), 6.25%, 4/1/34(1)	2,435,000	2,566,539
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27(1)	2,130,000	2,275,841
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13(1)	2,000,000	2,180,300
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35(1)	750,000	778,523
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)(2)	1,000,000	1,084,870
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.25%, 7/1/12, Prerefunded at 101% of Par(1)(2)	3,100,000	3,409,535
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(2)	1,500,000	1,673,040
California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)(1)	1,250,000	1,353,875
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.00%, 7/1/20(1)	2,225,000	2,302,141

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	$ 20,070,000	$ 21,853,621
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	2,000,000	2,064,740
California Statewide Communities Development Auth. Rev., (The Painted Turtle), VRDN, 2.75%, 6/3/10 (LOC: Allied Irish Bank plc)(1)	10,000,000	10,000,000
California Statewide Communities Development Auth. Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (AGM)(1)	1,695,000	1,825,515
California Statewide Communities Development Auth. Rev., Series 2002 C, (Kaiser Permanente), VRDN, 3.85%, 6/1/12(1)	1,100,000	1,140,744
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	2,140,000	2,067,989
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	2,450,000	2,161,953
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(3)	1,600,000	1,433,840
California Statewide Communities Development Auth. Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)(1)	1,000,000	1,019,010
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	4,600,000	4,485,920
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	1,000,000	927,640
California Statewide Communities Development Auth. Rev., Series 2007 B, (Adventist Health System West), 5.00%, 3/1/37 (AGC)(1)	2,500,000	2,496,150
California Statewide Communities Development Auth. Rev., Series 2008 D, (Catholic Healthcare West), 5.50%, 7/1/31(1)	1,000,000	1,033,110
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	6,500,000	7,069,790
Calleguas-Las Virgines Public Financing Auth. Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL/FGIC)(1)	1,000,000	1,098,880
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)(1)	3,115,000	3,258,197
Carson Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.50%, 10/1/11 (NATL)(1)	1,130,000	1,182,918
Chabot-Las Positas Community College District COP, (1995 Financing Project), 5.50%, 12/1/10 (AGM)(1)(2)	560,000	573,115
Chaffey Community College District GO, Series 2002 A, 4.25%, 7/1/11 (AGM)(1)	1,070,000	1,110,992
Coast Community College District GO, Series 2006 B, (Election of 2002), 5.00%, 8/1/17 (AGM)(1)	2,065,000	2,354,059
Eastern Municipal Water District Water & Sewer COP, Series 2001 A, 5.25%, 7/1/13 (NATL/FGIC)(1)	2,300,000	2,408,169
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24(1)	1,000,000	1,081,440
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,020,000	1,127,233
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,095,000	1,210,117
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/15 (NATL)(1)	1,000,000	1,070,880
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/16 (NATL)(1)	1,225,000	1,311,828
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/14 (AGM)(1)	1,225,000	1,316,899
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/15 (AGM)(1)	1,290,000	1,386,776

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 5.26%, 1/1/26(1)(2)(4)	$ 10,000,000	$ 5,270,600
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,333,804
Fremont Union High School District GO, Series 2000 B, 5.25%, 9/1/10, Prerefunded at 100% of Par(1)(2)	2,550,000	2,582,130
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(1)(2)	4,440,000	5,158,081
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	10,000,000	7,332,700
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/12 (Ambac)(1)	1,300,000	1,307,891
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)(1)	1,360,000	1,357,144
Hillsborough School District GO, (Bond Anticipation Notes), 3.60%, 9/1/13(4)	2,700,000	2,446,848
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (AGM-CR)(NATL)(1)(4)	10,320,000	2,997,341
Imperial Irrigation District COP, (Water Systems), 5.50%, 7/1/16 (Ambac)(1)	1,675,000	1,695,301
Inglewood Redevelopment Agency Tax Allocation Rev., Series 2007 A1, (Subordinate Lien), 5.00%, 5/1/23 (Ambac)(1)	895,000	850,769
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	803,832
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	603,024
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	719,424
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.00%, 2/1/11(1)	120,000	121,567
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.30%, 2/1/13(1)	125,000	129,720
Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16(1)	2,030,000	2,093,092
Long Beach Bond Finance Auth. Tax Allocation Rev., Series 2002 A, (North Long Beach Redevelopment), 5.00%, 8/1/10 (Ambac)(1)	750,000	753,683
Long Beach Bond Finance Auth. Tax Allocation Rev., Series 2002 A, (North Long Beach Redevelopment), 5.00%, 8/1/11 (Ambac)(1)	430,000	443,429
Los Altos School District GO, 5.00%, 8/1/19 (Ambac)(1)	2,500,000	2,765,425
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Package), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)(1)	1,030,000	956,386
Los Angeles Convention and Exhibition Center Auth. Lease Rev., Series 1993 A, 6.00%, 8/15/10 (NATL-IBC)(1)	1,155,000	1,168,502
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/13 (AGM)(1)	3,000,000	3,181,020
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/16 (AGM)(1)	6,680,000	7,060,292
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31(1)	1,000,000	1,068,870
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18(1)	750,000	863,115
Los Angeles Department of Water & Power Rev., Series 2001 AA1, (Power System), 5.25%, 7/1/10 (NATL)(1)	3,130,000	3,144,304
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	5,000,000	5,291,750
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32(1)	3,735,000	4,045,491

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	$ 10,000,000	$ 11,465,200
Los Angeles Unified School District GO, 5.50%, 7/1/12 (NATL)(1)	3,500,000	3,831,310
Los Angeles Unified School District GO, Series 2002 E, (Election of 1997), 5.00%, 7/1/11 (NATL)(1)	5,000,000	5,241,800
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/16 (AGM)(1)	2,500,000	2,739,875
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	4,000,000	4,172,000
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34(1)	2,975,000	3,324,979
Los Gatos-Saratoga Joint Union High School District GO, Series 2002 C, (Election of 1998), 5.375%, 6/1/12, Prerefunded at 101% of Par (AGM)(1)(2)	1,390,000	1,536,395
Lynwood Public Financing Auth. Lease Rev., Series 2003 A, (Public Capital Improvement), 4.125%, 9/1/12 (Ambac)(1)	575,000	613,818
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 6.29%, 9/1/28(1)(4)	5,620,000	1,968,124
Mojave Unified School District No. 1 Facilities Improvement GO, 5.25%, 8/1/20 (NATL/FGIC)(1)	1,520,000	1,631,720
Mountain View COP, (Capital Projects), 5.25%, 8/1/18(1)	1,485,000	1,592,024
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (NATL)(1)	4,065,000	4,396,745
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL)(1)	2,305,000	2,542,346
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL)(1)	1,000,000	1,118,330
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/11 (AGC)(1)	1,255,000	1,305,652
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/12 (AGC)(1)	1,745,000	1,859,280
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(1)	1,690,000	1,829,780
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)(1)	1,085,000	1,179,612
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,500,000	1,627,425
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19(1)	2,000,000	2,200,940
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20(1)	1,515,000	1,654,668
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21(1)	2,050,000	2,221,237
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22(1)	4,250,000	4,645,038
Oceanside COP, Series 2003 A, 5.00%, 4/1/11 (Ambac)(1)	1,225,000	1,256,581
Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(1)	1,310,000	1,378,238
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.50%, 8/15/10	650,000	651,333
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.80%, 8/15/11	760,000	767,638
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12	825,000	833,869
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.10%, 8/15/13	700,000	707,826
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.25%, 8/15/14	1,135,000	1,142,741
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.30%, 9/2/14	270,000	273,999
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	320,000	323,542
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	245,000	244,865

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)(1)	$ 3,030,000	$ 3,233,858
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)(1)	2,750,000	2,950,338
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,077,200
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(5)	1,660,000	1,033,483
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/19 (Ambac)(1)	1,170,000	1,194,652
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/20 (Ambac)(1)	1,215,000	1,230,394
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15(1)	1,505,000	1,617,393
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21(1)	1,000,000	1,014,860
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)(1)	1,000,000	1,113,180
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)(1)	1,875,000	2,084,231
Sacramento City Financing Auth. Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)	3,000,000	3,214,590
Sacramento City Financing Auth. Rev., 5.00%, 12/1/16 (NATL/FGIC)(1)	2,500,000	2,702,900
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (AGM)(1)(2)	4,045,000	4,495,168
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/15 (AGM)(1)	1,245,000	1,355,257
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)(1)	3,105,000	3,616,176
Sacramento Municipal Utility District Electric Rev., Series 2001 O, 5.25%, 8/15/11 (NATL)(1)	5,005,000	5,268,864
Sacramento Municipal Utility District Electric Rev., Series 2003 S, 5.00%, 11/15/11 (NATL)(1)	3,000,000	3,177,960
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18(1)	350,000	407,309
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19(1)	300,000	351,228
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,500,000	1,697,505
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(1)(5)	9,840,000	5,875,562
San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (Radian)(1)	1,005,000	1,055,582
San Buenaventura City COP, Series 2002 B, 5.50%, 1/1/15 (Ambac)(1)	1,695,000	1,826,176
San Buenaventura City COP, Series 2002 B, 5.50%, 1/1/16 (Ambac)(1)	1,790,000	1,928,528
San Diego Public Facilities Financing Auth. Rev., Series 2009 A, 5.00%, 8/1/21(1)	1,000,000	1,112,410
San Diego Public Facilities Financing Auth. Rev., Series 2009 B, 5.00%, 5/15/22(1)	3,680,000	4,095,251
San Diego Public Facilities Financing Auth. Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)(1)	1,280,000	1,302,234
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	3,400,000	3,805,722
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.70%, 11/1/17(1)	2,030,000	2,060,470
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.80%, 11/1/21(1)	2,635,000	2,668,728
San Diego Redevelopment Agency Tax Allocation Rev., (North Park), 5.90%, 9/1/25(1)	710,000	711,186

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)(1)	$ 3,375,000	$ 3,849,424
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)(1)	2,000,000	2,285,840
San Francisco City and County Airports Commission Rev., Series 2009 D, VRDN, 2.25%, 12/4/12(1)	2,500,000	2,534,225
San Francisco City and County Airports Commission Rev., Series 2009 E, 5.25%, 5/1/23(1)	2,000,000	2,199,120
San Francisco City and County Airports Commission Rev., Series 2010 C, (Governmental Purpose), 5.00%, 5/1/19(1)	1,500,000	1,685,475
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,195,927
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL)(1)	2,680,000	3,083,581
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (NATL)(1)	1,000,000	1,085,960
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL/FGIC)(1)	1,885,000	1,984,924
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)(1)	3,350,000	3,474,720
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL)(1)	430,000	435,986
Santa Fe Springs Community Development Commission Tax Allocation Rev., Series 2002 A, 5.375%, 9/1/10, Prerefunded at 101% of Par (NATL)(1)(2)	690,000	705,973
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13(1)	1,250,000	1,404,100
Scotts Valley COP, 4.00%, 10/1/15 (AGM)(1)	1,075,000	1,110,421
Scotts Valley COP, 4.25%, 10/1/18 (AGM)(1)	1,370,000	1,389,892
Scotts Valley Redevelopment Agency Tax Allocation Rev., 5.00%, 8/1/29 (Ambac)(1)	2,230,000	2,126,662
Shasta Lake Public Finance Auth. Rev., 4.00%, 4/1/12(1)	425,000	432,089
Shasta Lake Public Finance Auth. Rev., 4.50%, 4/1/15(1)	1,530,000	1,563,293
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/19(1)	2,400,000	2,404,944
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/22(1)	2,130,000	2,077,836
Solano County COP, 5.00%, 11/1/13 (NATL)(1)	1,135,000	1,262,302
South Orange County Public Financing Auth. Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (NATL)(1)	2,000,000	2,123,240
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/13 (Ambac)(1)	1,080,000	1,156,572
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/15 (Ambac)(1)	1,195,000	1,289,262
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)(1)	1,310,000	1,368,531
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)(1)	1,445,000	1,486,139
Southern California Public Power Auth. Rev., 6.75%, 7/1/10 (GIC: PNC Bank)(1)	2,000,000	2,011,460
Southern California Public Power Auth. Rev., Series 2002 A, (Transmission), 5.25%, 7/1/17 (AGM)(1)	5,000,000	5,399,700
Southern California Public Power Auth. Rev., Series 2002 A, (Transmission), 5.25%, 7/1/18 (AGM)(1)	3,325,000	3,576,470
Southern California Public Power Auth. Rev., Series 2008 A, (Transmission), 5.00%, 7/1/22(1)	2,875,000	3,136,309
Southern California Public Power Auth. Rev., Series 2008 B, (Transmission), 6.00%, 7/1/27(1)	2,000,000	2,252,020
Southwestern Community College District GO, 5.625%, 8/1/11, Prerefunded at 101% of Par (Ambac)(1)(2)	1,975,000	2,116,173
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,000,000	1,082,350
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 4.50%, 10/15/10(1)	820,000	824,986

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/12(1)	$ 895,000	$ 925,170
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/14(1)	985,000	1,019,376
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15(1)	1,035,000	1,080,695
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16(1)	1,090,000	1,119,321
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/17(1)	1,150,000	1,168,239
Turlock Irrigation District Rev., Series 2003 A, 5.00%, 1/1/13 (NATL)(1)	2,175,000	2,359,070
Turlock Irrigation District Rev., Series 2010 A, 5.00%, 1/1/40(6)	4,185,000	4,264,682
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27(1)	1,000,000	1,050,320
University of California Rev., Series 2009 Q, 5.25%, 5/15/23(1)	2,000,000	2,236,640
University of California Rev., Series 2010 S, 5.00%, 5/15/20(1)	1,405,000	1,599,888
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)(2)	1,000,000	1,134,500
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,165,540
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,145,000	1,334,543
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,415,000	1,649,239
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,505,000	2,919,678
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,640,000	3,077,026
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,980,000	3,473,309
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	3,000,000	3,188,340
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	5,260,500
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(1)	1,500,000	1,507,245
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(1)	1,500,000	1,490,775
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(1)	1,350,000	1,326,537
		712,740,783
GUAM — 0.1%
Territory of Guam GO, Series 2009 A, 6.00%, 11/15/19(1)	1,000,000	1,042,470
NORTHERN MARIANA ISLANDS — 0.2%
Northern Mariana Islands GO, Series 2000 A, 5.75%, 6/1/10 (ACA)(1)	1,430,000	1,430,100
PUERTO RICO — 2.8%
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (NATL)(2)	3,700,000	4,100,340
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)	1,255,000	1,385,256
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)	3,140,000	3,540,633
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)(1)	5,000,000	5,449,600
Puerto Rico GO, Series 2004 A, VRDN, 5.00%, 7/1/12(1)	1,750,000	1,821,838
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	1,500,000	1,557,735
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15(1)	2,500,000	2,684,050
		20,539,452

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. VIRGIN ISLANDS — 0.3%
Virgin Islands Public Finance Auth. Rev., (Virgin Islands Gross Receipts Taxes Loan Note), 5.00%, 10/1/18 (NATL/FGIC)(1)	$ 100,000	$ 106,007
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14(1)	500,000	541,890
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15(1)	170,000	183,357
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16(1)	500,000	533,420
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20(1)	1,000,000	1,037,800
		2,402,474
TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $706,077,665)		738,155,279
OTHER ASSETS AND LIABILITIES — 0.7%		5,322,649
TOTAL NET ASSETS — 100.0%		$743,477,928

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
592	U.S. Treasury 2-Year Notes	September 2010	$129,139,250	$(158,576)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FGIC-TCRS	-	Financial Guaranty Insurance Company - Transferable Custodial Receipts
GIC	-	Guaranteed Investment Contact
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
Radian	-	Radian Asset Assurance, Inc.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.
XLCA-ICR	-	XL Capital Ltd. - Insured Custodial Receipts

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $133,404,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,433,840, which represented 0.2% of total net assets.

(4)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

(6)	When-issued security.

California Tax-Free Bond – Schedule of Investments

MAY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and ask prices. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of May 31, 2010, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain
(loss) on futures contracts were classified as Level 2 and Level 1, respectively.

3. Federal Tax Information

As of May 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$706,077,665
Gross tax appreciation of investments	$34,232,965
Gross tax depreciation of investments	(2,155,351)
Net tax appreciation (depreciation) of investments	$32,077,614

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

May 31, 2010

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.1%
CALIFORNIA — 99.1%
ABAG Finance Auth. for Nonprofit Corps. Multifamily Housing Rev., Series 2002 A, (The Arbors Apartments), VRDN, 0.30%, 6/2/10 (FNMA) (LIQ FAC: FNMA)	$ 2,000,000	$ 2,000,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Ecole Bilingue De Berkeley), VRDN, 0.30%, 6/3/10 (LOC: Bank of the West)	1,800,000	1,800,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (St. Pauls-Day-Episcopal School), VRDN, 0.32%, 6/3/10 (LOC: Wells Fargo Bank N.A. and First Bank)	1,160,000	1,160,000
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2005 A, (San Francisco University), VRDN, 0.28%, 6/3/10 (LOC: Northern Trust Co.)	2,870,000	2,870,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.25%, 6/3/10 (AGM) (SBBPA: Wachovia Bank N.A.)	3,060,000	3,060,000
Apple Valley COP, (Public Facilities Financing), VRDN, 0.31%, 6/3/10 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	3,445,000	3,445,000
Austin Trust Various States GO, Series 2008-3016X, VRDN, 0.29%, 6/7/10 (AGM) (LIQ FAC: Bank of America N.A.)(1)	7,180,000	7,180,000
Austin Trust Various States GO, Series 2008-3019X, VRDN, 0.29%, 6/7/10 (AGM) (LIQ FAC: Bank of America N.A.)(1)	6,500,000	6,500,000
Austin Trust Various States GO, Series 2008-3020X, VRDN, 0.29%, 6/7/10 (AGM) (LIQ FAC: Bank of America N.A.)(1)	5,750,000	5,750,000
Austin Trust Various States GO, Series 2008-3044X, VRDN, 0.29%, 6/7/10 (AGM) (LIQ FAC: Bank of America N.A.)(1)	6,665,000	6,665,000
Barstow Multifamily Housing Rev., (Desert Vista Apartments), VRDN, 0.27%, 6/2/10 (LOC: Redlands Federal Bank and FHLB)	2,300,000	2,300,000
Butte County Housing Auth. Multi-Family Rev., (Pine Tree Apartments), VRDN, 0.33%, 6/2/10 (LOC: Wells Fargo Bank N.A.)	72,000	72,000
California Enterprise Development Auth. Rev., (Community Hospice, Inc.), VRDN, 0.31%, 6/3/10 (LOC: Bank of Stockton and FHLB)	4,645,000	4,645,000
California Enterprise Development Auth. Rev., (Humane Society Silicon Valley), VRDN, 0.36%, 6/3/10 (LOC: First Republic Bank and Bank of America N.A.)	7,825,000	7,825,000
California GO, Series 2006-1255, (PUTTERs), VRDN, 0.29%, 6/3/10 (BHAC-CR/Ambac) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,750,000	2,750,000
California GO, Series 2007-1932, (PUTTERs), VRDN, 0.44%, 6/3/10 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,995,000	4,995,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.31%, 6/3/10 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Country Schools), VRDN, 0.31%, 6/3/10 (LOC: First Republic Bank and Bank of New York)	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.43%, 6/1/10 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Auth. Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.28%, 6/3/10 (LOC: Pacific Capital Bank N.A. and FHLB)	2,750,000	2,750,000
California Pollution Control Financing Authority Solid Waste Disposal Rev., (BLT Enterprises), VRDN, 0.33%, 6/2/10 (LOC: Union Bank of California N.A.)	3,000,000	3,000,000
California School Cash Reserve Program Auth. Rev., Series 2009-10A, 2.50%, 7/1/10	10,000,000	10,015,517
California State Department of Water Resources Power Supply Rev., Series 2005 G3, VRDN, 0.32%, 6/3/10 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	6,950,000	6,950,000
California Statewide Communities Development Auth. Multifamily Housing Rev., Series 2008-2680, (PUTTERs), VRDN, 0.39%, 6/3/10 (LOC: JPMorgan Chase Bank N.A.) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	7,500,000	7,500,000

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

California Statewide Communities Development Auth. Rev., (Metropolitan Area Advisory), VRDN, 0.42%, 6/3/10 (LOC: Bank of America N.A.)	$ 1,970,000	$ 1,970,000
California Statewide Communities Development Auth. Rev., (Trinity Children & Family), VRDN, 0.37%, 6/2/10 (LOC: Citizens Business Bank and California State Teacher's Retirement)	6,800,000	6,800,000
California Statewide Communities Development Auth. Rev., Series 2008 B, (Rady Children's Hospital), VRDN, 0.31%, 6/1/10 (LOC: Bank of the West)	4,000,000	4,000,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.27%, 6/2/10	7,700,000	7,700,000
Diamond Bar Public Financing Auth. Lease Rev., Series 2002 A, (Community/Senior Center), VRDN, 0.30%, 6/2/10 (LOC: Union Bank of California N.A.)	7,200,000	7,200,000
East Bay Municipal Utility District Water System Rev., Series 2010 A1, VRN, 0.29%, 6/3/10	4,900,000	4,900,000
East Bay Municipal Utility District Water System Rev., Series 2010 A2, VRN, 0.29%, 6/3/10	22,650,000	22,650,000
Eastern Municipal Water District Water & Sewer COP, Series 2008 E, VRDN, 0.24%, 6/1/10 (LIQ FAC: Lloyds TSB Bank plc)	4,700,000	4,700,000
El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.31%, 6/3/10 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	4,475,000	4,475,000
Hanford Sewer System Rev., Series 1996 A, VRDN, 0.42%, 6/3/10 (LOC: Union Bank of California N.A.)	1,100,000	1,100,000
JP Morgan Chase Trust Rev., Series 2009-3361, (PUTTERs/DRIVERs), VRDN, 0.29%, 6/3/10 (NATL) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,570,000	2,570,000
JP Morgan Chase Trust Rev., Series 2009-3416, (PUTTERs/DRIVERs), VRDN, 0.29%, 6/3/10 (NATL/FGIC) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,200,000	2,200,000
Long Beach Health Facilities Rev., (Memorial Health Services), VRDN, 0.22%, 6/2/10	15,200,000	15,200,000
Los Angeles County Tax & Rev. Anticipation Notes GO, Series 2009 A, 2.50%, 6/30/10	15,500,000	15,520,982
Los Angeles Multifamily Housing Rev., Series 1985 K, VRDN, 0.42%, 6/1/10 (LOC: FHLB)	1,048,000	1,048,000
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.00%, 8/12/10	10,000,000	10,027,040
Manhattan Beach COP, VRDN, 0.33%, 6/3/10 (LOC: Bank of America N.A.)	3,540,000	3,540,000
Metropolitan Water District Southern California Rev., Series 2009 A1, VRN, 0.34%, 6/3/10	15,000,000	15,000,000
Metropolitan Water District Southern California Rev., Series 2009 A2, VRDN, 0.29%, 6/3/10	14,000,000	14,000,000
Moreno Valley COP, (City Hall Refinancing), VRDN, 0.31%, 6/3/10 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	4,875,000	4,875,000
Novato Multifamily Housing Rev., (Nova-Ro III Senior Housing), VRDN, 0.30%, 6/3/10 (LOC: Bank of the West)	2,750,000	2,750,000
Orange County Housing Multifamily Apartments Development Auth. Rev., Series 1985 CC, (Lantern Pines), VRDN, 0.31%, 6/2/10 (FNMA) (LIQ FAC: FNMA)	1,450,000	1,450,000
Paramount Unified School District COP, (School Facility Bridge Funding Program), VRDN, 0.25%, 6/3/10 (AGM) (SBBPA: Wachovia Bank N.A.)	3,200,000	3,200,000
Reedley COP, (Mennonite Brethren Homes), VRDN, 0.27%, 6/3/10 (LOC: U.S. Bank N.A.)	10,650,000	10,650,000
Riverside County COP, Series 1985 B, (Aces-Riverside County Public Facility), VRDN, 0.27%, 6/2/10 (LOC: State Street Bank & Trust Co.)	10,000,000	10,000,000
San Bernardino County Multifamily Housing Auth. Rev., Series 1993 A, (Rialto Heritage), VRDN, 0.28%, 6/3/10 (LOC: California Federal Bank and FHLB)	4,330,000	4,330,000
San Diego Unified School District Tax & Rev. Anticipation Notes GO, 2.00%, 7/8/10	6,500,000	6,509,699

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2010 (UNAUDITED)
Principal Amount	Value

San Francisco City & County Redevelopment Agency Community Facilities District No. 4 Rev., VRDN, 0.28%, 6/3/10 (LOC: Bank of America N.A.)	$ 1,400,000	$ 1,400,000
San Pablo Redevelopment Agency Tax Allocation Rev., (Tenth Township), VRDN, 0.30%, 6/1/10 (LOC: Union Bank of California)	7,100,000	7,100,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.44%, 6/3/10 (LOC: Landesbank Baden-Wurttemberg)	33,900,000	33,900,000
Southern California Public Power Auth. Rev., (Transmission), VRDN, 0.32%, 6/2/10 (Ambac) (LOC: Lloyds TSB Bank plc)	3,300,000	3,300,000
Sweetwater Union High School District GO, Series 2008-2684, (PUTTERs), VRDN, 0.44%, 6/3/10 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,500,000	3,500,000
Tahoe Forest Hospital District Health Facilities Rev., VRDN, 0.30%, 6/1/10 (LOC: U.S. Bank N.A.)	2,585,000	2,585,000
Vallejo Water Rev., Series 2005 A, VRDN, 0.26%, 6/2/10 (LOC: JPMorgan Chase Bank N.A.)	3,190,000	3,190,000
West Hills Community College District COP, VRDN, 0.30%, 6/2/10 (LOC: Union Bank of California N.A.)	9,000,000	9,000,000
Yolo County Multifamily Housing Rev., Series 1998 A, (Primero Grove), VRDN, 0.38%, 6/3/10 (LOC: Bank of the West and California State Teacher's Retirement)	7,580,000	7,580,000
TOTAL INVESTMENT SECURITIES — 99.1%		360,318,238
OTHER ASSETS AND LIABILITIES — 0.9%		3,244,139
TOTAL NET ASSETS — 100.0%		$363,562,377

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
BHAC-CR	-	Berkshire Hathaway Assurance Corporation - Custodial Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $49,610,000, which represented 13.6% of total net assets. None of these securities were considered illiquid.

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at amortized cost, which approximates current market value. If an event occurs after the value of a security was established but before net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of May 31, 2010 the valuation inputs used to determine the fair value of the fund's municipal securities were classified as Level 2.

3. Federal Tax Information

As of May 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$360,318,238

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 28, 2010